Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of effective lease cost comprehensive income loss
The following table summarizes the effect of lease costs in the Company’s consolidated statement of operations and comprehensive loss:

	Year Ended December 31,
	2023	2022
Operating lease costs	$2,195	$2,994
Sublease income	(77)	(23)

Total lease costs	$2,118	$2,971

Summary of Future Minimum Lease Payments Due Under Operating Leases
As of December 31, 2023, future minimum payments of operating lease liabilities are as follows (in thousands):

As of December 31, 2023
2024	896
2025	—
2026	—
2027	—
Thereafter	—

Total lease payments	$896
Less: interest	(18)

Present value of lease liabilities	$878